ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
11.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31, 2017	As of December 31, 2018	As of December 31, 2018
	RMB	RMB	US$

Advance from end users*	35,888	44,006	6,400
Business tax and other taxes payable	4,118	4,276	623
Deferred government grant	2,807	3	-
Professional fees payable	12,039	8,160	1,187
Promotional events payables	7,753	8,290	1,206
Decoration payables	5,328	3,096	450
Unpaid consideration for business combination**	54,550	-	-
Others	23,750	20,318	2,954

	146,233	88,149	12,820

* Advance from end users represents payments received by the TMG in advance from the end users prior to the services to be provided.

** Unpaid consideration for business combination represents the unpaid cash consideration and contingent consideration relating to the acquisition of Qufan as of December 31, 2017. On February 9, 2018, the Company announced that it has disposed of its 51% equity interest in Qufan for a total consideration of USD19.4 million (RMB
122.0
million),
which has been offset by the unpaid contingent consideration of RMB54.6 million as of the disposal date.